Employee Benefit Plans (Summary Of Activity Within The Defined Benefit Plan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of measurement period	$ 14,667	$ 14,726
Actual gain (loss) on plan assets	(231)	496
Defined Benefit Plan, Contributions by Employer	4,399	409
Benefits paid	(1,400)	(964)
Fair value at End of measurement period	17,435	14,667	$ 14,726
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of measurement period	(21,390)	(17,524)
Interest cost	(813)	(836)	(776)
Actuarial loss	1,103	(3,994)
Benefit obligation at end of measurement period	(19,700)	(21,390)	$ (17,524)
Funded status	(2,265)	(6,723)
Benefits paid	1,400	964
Other comprehensive loss	$ (4,760)	$ (5,350)
Weighted-average assumptions for balance sheet liability at end of year, Discount rate	4.26%	3.93%
Weighted-average assumptions for balance sheet liability at end of year, Expected long-term rate of return	5.75%	6.92%
Weighted-average assumptions for benefit cost at beginning of year, Discount rate	3.93%	4.89%
Weighted-average assumptions for benefit cost at beginning of year, Expected long-term rate of return	6.92%	7.35%